CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional Paid-In Capital [Member]		Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016		$ 82		$ 32,274		$ (63,693)	$ (31,337)
Balance, shares at Dec. 31, 2016		6,290,242
Loss for the year						(31,568)	(31,568)
Issuance of shares due to in- process research and development acquired			[1]	6,232			6,232
Issuance of shares due to in- process research and development acquired, shares		2
Share-based compensation				3,974			3,974
Balance at Dec. 31, 2017		$ 82		42,480		(95,261)	$ (52,699)
Balance, shares at Dec. 31, 2017		6,290,244					6,290,244
Loss for the year						(32,203)	$ (32,203)
Stock split		$ 66		(66)
Stock split, shares	[1]
Conversion of loans from the Controlling shareholder		$ 160		65,178			65,338
Conversion of loans from the Controlling shareholder, shares		5,444,825
Issuance of shares through an initial public offering, net of issuance costs		$ 211		78,564			78,775
Issuance of shares through an initial public offering, net of issuance costs, shares		7,187,500
Exercise of options granted to employee		$ 1		43			44
Exercise of options granted to employee, shares		27,399
Share-based compensation				4,654			4,654
Balance at Dec. 31, 2018		$ 520		190,853		(127,464)	$ 63,909
Balance, shares at Dec. 31, 2018		18,949,968					18,949,968
Loss for the year						(24,609)	$ (24,609)
Vesting of restricted shares			[1]		[1]
Vesting of restricted shares, shares		15,332
Issuance of shares through public offering, net of issuance costs		$ 41		10,572			$ 10,613
Issuance of shares through public offering, net of issuance costs, shares		1,437,500					454,628
Share-based compensation				2,552			$ 2,552
Balance at Dec. 31, 2019		$ 561		$ 203,977		$ (152,073)	$ 52,465
Balance, shares at Dec. 31, 2019		20,402,800					20,402,800

[1]	Less than 1,000.